J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Small Cap Growth Fund

(All Share Classes)

(the “Fund”)

(a series of JPMorgan Trust II)

Supplement dated June 28, 2019

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information

dated November 1, 2018, as supplemented

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of each Summary Prospectus and Prospectus is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Eytan Shapiro	2004	Managing Director
Felise Agranoff	2016	Managing Director
Matthew Cohen	2016	Managing Director

In addition, effective immediately, the “The Funds’ Management and Administration — The Portfolio Managers — Small Cap Growth Fund” section of each Prospectus is hereby deleted in its entirety and replaced by the following:

The portfolio management team is led by Eytan Shapiro, Managing Director of JPMIM and a CFA charterholder, Felise L. Agranoff, Managing Director of JPMIM and a CFA charterholder and Matthew Cohen, M.D., Managing Director of JPMIM. Mr. Shapiro is the lead portfolio manager on the Fund and is Chief Investment Officer of the U.S. Equity Growth and Small Cap portfolio management teams. The other members are portfolio managers and research analysts for the Fund, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. Information about Messrs. Shapiro and Cohen, and Ms. Agranoff are discussed earlier in this section.

Effective immediately, the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of each Statement of Additional Information (“SAI”) with respect to the Fund is hereby deleted and replaced with the following:

Portfolio Managers’ Other Accounts Managed*

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of June 30, 2018:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Small Cap Growth Fund
Eytan Shapiro	2	$419,411	4	$1,185,948	1	$341,164
Felise Agranoff	4	6,567,972	0	0	2	20,759
Matthew Cohen	1	200,488	1	2,591,683	0	0

SUP-SCG-PM-619

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of June 30, 2018:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Small Cap Growth Fund
Eytan Shapiro	0	$0	0	$0	0	$0
Felise Agranoff	0	0	0	0	0	0
Matthew Cohen	0	0	0	0	1	1,210,775

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.

In addition, effective immediately, the “Portfolio Managers — Portfolio Managers’ Ownership of Securities” section of each SAI with respect to the Fund is hereby deleted and replaced with the following:

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of securities of each Fund beneficially owned by each portfolio manager, as of June 30, 2018:

Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Small Cap Growth Fund
Eytan Shapiro							X
Felise Agranoff				X
Matthew Cohen					X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY

PROSPECTUSES, PROSPECTUSES AND THE STATEMENTS

OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE